Supplementary Oil And Gas Information (Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves-Before Discounting) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 15,746	$ 45,997	$ 36,256
Production costs	7,759	14,129	11,861
Development costs	4,817	7,363	8,497
Income taxes		4,613	2,267
Future net cash flows	3,170	19,892	13,631
Less 10% annual discount for estimated timing of cash flows	1,106	8,335	4,814
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	2,064	11,557	8,817	$ 6,017
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	6,284	19,255	19,039
Production costs	3,800	7,456	7,377
Development costs	1,725	3,276	4,515
Income taxes		1,727	652
Future net cash flows	759	6,796	6,495
Less 10% annual discount for estimated timing of cash flows	122	2,320	1,836
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	637	4,476	4,659	3,002
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	9,462	26,742	17,217
Production costs	3,959	6,673	4,484
Development costs	3,092	4,087	3,982
Income taxes		2,886	1,615
Future net cash flows	2,411	13,096	7,136
Less 10% annual discount for estimated timing of cash flows	984	6,015	2,978
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	$ 1,427	$ 7,081	$ 4,158	$ 3,015